Employee Benefit Plan, Fair Value	12 Months Ended
Sep. 30, 2025
EBP0757636
EBP, Investment, Fair Value [Line Items]
EBP, Investment, Fair Value	Fair Value
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, various techniques and assumptions can be used to estimate fair value. The definition of the fair value hierarchy is as follows:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Observable inputs other than quoted prices in active markets for similar assets and liabilities.
Level 3 - Inputs for which significant valuation assumptions are unobservable in a market and therefore value is based on the best available data, some of which is internally developed and considers risk premiums that a market participant would require.
The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes to the methodologies used at September 30, 2025 and 2024.
The Plan's assets are invested in shares of registered investment companies, employer securities, common collective trust funds, pooled separate accounts and an investment in insurance contract (reported at contract value).
Shares of registered investment companies: Consists of both equity and fixed income mutual funds. Valued at quoted market prices that represent the net asset value ("NAV") of shares held by the Plan at year end.

Employer securities: Certain assets of the Plan are invested in employer securities through a unitized stock fund, which includes Company Class B common stock and investments in a money market fund for liquidity purposes. Employer securities are valued at the closing price reported on the New York Stock Exchange. Money market funds are stated at cost, which approximates fair value.
Common collective trust funds: Consist of pools of investments used by institutional investors to obtain exposure to equity and fixed income markets. Common collective trust funds held by the Plan invest in target date funds. Shares held in common collective trusts are reported at the NAV of units held at year end. The NAV is determined by the total value of fund assets divided by the total number of units of the fund owned.
Pooled separate accounts: Assets of each separate account are pooled with the funds of other investors and invested in stocks, bonds, mutual funds or collective trusts. Shares held in pooled separate accounts are reported at the NAV of units held at year end. The NAV is determined by the total value of fund assets divided by the total number of units of the fund owned.
3. Fair Value (continued)
The following tables present the fair values and classification of the Plan's investments measured on a recurring basis as of September 30, 2025 and 2024:

	Assets at Fair Value as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$465,845,573	$—	$—	$465,845,573
Employer securities	369,929,005	—	—	369,929,005
Total investments in fair value hierarchy	835,774,578	—	—	835,774,578
Investments measured at NAV practical expedient (1)				984,714,011
Total investments at fair value	$835,774,578	$—	$—	$1,820,488,589

	Assets at Fair Value as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Shares of registered investment companies	$407,789,960	$—	$—	$407,789,960
Employer securities	360,752,153	—	—	360,752,153
Total investments in fair value hierarchy	768,542,113	—	—	768,542,113
Investments measured at NAV practical expedient (1)				878,652,309
Total investments at fair value	$768,542,113	$—	$—	$1,647,194,422

(1) Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the Statements of Net Assets Available for Benefits.
The following table summarizes investments measured at fair value based on NAV per share as of September 30, 2025 and 2024:

	Fair Value as of September 30,		Unfunded Commitments	Redemption Frequency	Redemption Notice Period
	2025	2024
Common collective trusts	$864,943,381	$776,050,044	$—	Daily	None
Pooled separate accounts	119,770,630	102,602,265	—	Daily	None
Total	$984,714,011	$878,652,309	$—